SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
The following table summarizes the activities for the Company's stock options for the six months ended June 30, 2014:

		Weighted average
			Remaining
			contractual	Aggregate
	Number of	Exercise	term	intrinsic
	options	price	(in Years)	value

Outstanding at January 1, 2014	2,815,963	$3.29	4.72	$24,754
Perion acquisition	1,652,552	$7.00
Granted	1,395,000	$11.63
Exercised	(1,173,144)	$1.06
Cancelled	(22,142)	$5.03
Forfeited	(979,483)	$2.32

Outstanding at June 30, 2014	3,688,746	$9.08	3.47	$6,451

Exercisable at June 30, 2014	1,145,333	$6.45	2.66	$4,207

Schedule of Restricted Stock Unit Activity
The following table summarizes the activities for the Company's RSUs for the six months ended June 30, 2014:

	Number of RSUs	Weighted average fair value

Outstanding at January 1, 2014
Perion acquisition	200,000	$10.85
Granted	1,261,400	$12.64
Cancelled	(18,950)	$12.64

Outstanding at June 30, 2014	1,442,450	$12.39